UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: October 31, 2017

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31st.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2017

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

10/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)
Bonds - 87.2%
Argentina - 7.1%
Aeropuertos Argentina 2000 S.A., 6.875%, 2/01/2027 (n)		$8,770,000	$9,449,675
Aeropuertos Argentina 2000 S.A., 6.875%, 2/01/2027		789,000	850,148
Genneia S.A., 8.75%, 1/20/2022 (n)		8,645,000	9,591,022
Genneia S.A., 8.75%, 1/20/2022		2,795,000	3,100,857
Letras del Banco Central de la Republica Argentina, 0%, 11/15/2017	ARS	285,125,000	15,963,677
Province of Cordoba, 7.125%, 6/10/2021 (n)		$5,323,000	5,742,931
Province of Cordoba, 7.125%, 6/10/2021		550,000	593,390
Province of Cordoba, 7.45%, 9/01/2024 (n)		6,602,000	7,268,076
Province of Cordoba, 7.125%, 8/01/2027 (n)		21,868,000	23,293,794
Province of Santa Fe, 7%, 3/23/2023 (n)		15,678,000	16,897,748
Province of Santa Fe, 6.9%, 11/01/2027 (n)		12,424,000	13,145,586
Province of Santa Fe, 6.9%, 11/01/2027		6,566,000	6,947,353
Republic of Argentina, 6.25%, 4/22/2019		13,406,000	14,036,082
Republic of Argentina, 6.875%, 4/22/2021		51,849,000	56,515,400
Republic of Argentina, 5.625%, 1/26/2022		57,975,000	60,873,755
Republic of Argentina, 7.5%, 4/22/2026		19,114,000	21,598,820
Republic of Argentina, 6.875%, 1/26/2027		53,254,000	58,046,860
Republic of Argentina, 7.125%, 7/06/2036		64,731,000	69,618,191
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		27,153,000	19,509,431
Republic of Argentina, 7.625%, 4/22/2046		11,077,000	12,406,240
Republic of Argentina, 7.125%, 6/28/2117 (n)		14,807,000	15,191,982
Stoneway Capital Corp., 10%, 3/01/2027 (n)		14,584,000	15,386,120

			$456,027,138
Azerbaijan - 1.5%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		$47,650,000	$53,846,406
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		6,000,000	6,024,000
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		35,443,000	38,956,971

			$98,827,377
Bermuda - 0.2%
Government of Bermuda, 4.854%, 2/06/2024		$6,104,000	$6,641,884
Government of Bermuda, 3.717%, 1/25/2027 (n)		6,447,000	6,479,235

			$13,121,119
Brazil - 4.7%
Aegea Finance, 5.75%, 10/10/2024 (n)		$15,768,000	$16,196,890
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025 (z)		17,115,000	17,080,770
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 5/09/2024 (n)		6,153,000	6,216,376
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 5/09/2024		12,269,000	12,395,376
Braskem America Finance, 7.125%, 7/22/2041		1,874,000	2,262,850
ESAL GmbH, 6.25%, 2/05/2023		12,233,000	11,774,263
Federative Republic of Brazil, 4.625%, 1/13/2028		20,535,000	20,391,260
Federative Republic of Brazil, 7.125%, 1/20/2037		15,539,000	18,561,339
Federative Republic of Brazil, 5.625%, 1/07/2041		21,390,000	21,678,765
JBS Investments GmbH, 7.25%, 4/03/2024		11,200,000	11,060,000
JSL Europe S.A., 7.75%, 7/26/2024 (n)		13,574,000	14,439,343
Marb Bondco PLC, 7%, 3/15/2024 (n)		14,330,000	14,437,475
Marb Bondco PLC, 7%, 3/15/2024		2,933,000	2,954,998
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	76,118,000	23,677,294
Nota do Tesouro Nacional, 6%, 8/15/2026	BRL	27,017,894	8,845,489
Petrobras Global Finance B.V., 6.125%, 1/17/2022		$9,044,000	9,776,564
Petrobras Global Finance B.V., 5.299%, 1/27/2025 (n)		17,047,000	17,102,403

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brazil - continued
Petrobras Global Finance B.V., 7.375%, 1/17/2027		$4,094,000	$4,546,387
Petrobras Global Finance B.V., 5.999%, 1/27/2028 (n)		46,921,000	47,507,513
Rumo Logistica Operadora Multimodal S.A., 7.375%, 2/09/2024		5,781,000	6,298,400
Rumo Luxembourg Sarl, “A”, 7.375%, 2/09/2024 (n)		8,587,000	9,355,537
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)		3,285,000	3,638,138

			$300,197,430
Bulgaria - 0.2%
Republic of Bulgaria, 3.125%, 3/26/2035	EUR	8,654,000	$11,073,547

Chile - 2.7%
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)		$12,436,000	$13,729,344
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		11,951,000	12,382,270
Empresa Nacional del Petroleo, 4.75%, 12/06/2021		2,567,000	2,736,643
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		4,635,000	4,850,776
Empresa Nacional del Petroleo, 4.375%, 10/30/2024		8,233,000	8,616,276
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		13,941,000	13,915,041
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		13,372,000	14,010,692
GeoPark Ltd., 6.5%, 9/21/2024 (n)		7,047,000	7,226,699
GNL Quintero S.A., 4.634%, 7/31/2029		21,665,000	22,558,681
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		13,850,000	14,421,313
S.A.C.I. Falabella, 3.75%, 10/30/2027 (z)		14,392,000	14,032,200
Transelec S.A., 4.625%, 7/26/2023 (n)		10,296,000	10,975,825
Transelec S.A., 4.25%, 1/14/2025 (n)		5,329,000	5,530,489
Transelec S.A., 3.875%, 1/12/2029 (n)		6,336,000	6,288,480
VTR Finance B.V., 6.875%, 1/15/2024		12,925,000	13,703,731
VTR Finance B.V., 6.875%, 1/15/2024 (n)		8,723,000	9,248,561

			$174,227,021
China - 2.4%
Avi Funding Co. Ltd., 3.8%, 9/16/2025 (n)		$9,808,000	$10,107,291
CNPC General Capital Ltd., 3.95%, 4/19/2022 (n)		8,481,000	8,883,796
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		7,113,000	7,265,748
Export-Import Bank of China, 3.625%, 7/31/2024 (n)		7,655,000	7,982,951
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023		5,474,000	5,524,770
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		8,253,000	8,645,603
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/2023		5,604,000	6,051,507
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)		5,961,000	6,419,204
Sinopec Group Overseas Development (2017) Ltd., 2.5%, 9/13/2022 (n)		15,130,000	14,921,206
Sinopec Group Overseas Development (2017) Ltd., 3.625%, 4/12/2027 (n)		9,389,000	9,647,996
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,845,000	3,038,649
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		55,071,000	56,208,404
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		8,356,000	8,528,580

			$153,225,705
Colombia - 1.0%
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021 (n)		$1,049,000	$1,073,652
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021		2,312,000	2,366,332
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (z)	COP	38,717,000,000	12,727,145
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		$7,921,000	7,961,397
Republic of Colombia, 6.125%, 1/18/2041		15,993,000	18,823,761
Republic of Colombia, 5%, 6/15/2045		23,368,000	24,039,830

			$66,992,117

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Costa Rica - 0.2%
Republic of Costa Rica, 7%, 4/04/2044	$5,186,000	$5,406,405
Republic of Costa Rica, 7.158%, 3/12/2045	7,788,000	8,274,750

		$13,681,155
Cote d’Ivoire - 0.8%
Republic of Cote d’Ivoire, 5.75%, 12/31/2032	$37,060,825	$36,539,009
Republic of Cote d’Ivoire, 6.125%, 6/15/2033 (n)	16,993,000	16,756,797

		$53,295,806
Croatia - 0.4%
Republic of Croatia, 6%, 1/26/2024	$5,459,000	$6,216,436
Republic of Croatia, 6.625%, 7/14/2020	8,056,000	8,819,435
Republic of Croatia, 6.375%, 3/24/2021	3,250,000	3,587,188
Republic of Croatia, 5.5%, 4/04/2023 (n)	2,972,000	3,281,219
Republic of Croatia, 5.5%, 4/04/2023	400,000	441,618

		$22,345,896
Dominican Republic - 1.2%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)	$8,034,000	$8,716,890
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	2,588,000	2,807,980
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023	5,200,000	5,453,500
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	13,099,000	13,737,576
Dominican Republic, 5.875%, 4/18/2024 (n)	1,408,000	1,532,960
Dominican Republic, 5.875%, 4/18/2024	974,000	1,060,443
Dominican Republic, 5.5%, 1/27/2025 (n)	8,941,000	9,488,636
Dominican Republic, 5.95%, 1/25/2027 (n)	6,886,000	7,412,779
Dominican Republic, 8.625%, 4/20/2027	14,447,000	17,625,340
Dominican Republic, 7.45%, 4/30/2044	3,917,000	4,651,438
Dominican Republic, 6.85%, 1/27/2045	4,132,000	4,607,180

		$77,094,722
Ecuador - 1.4%
Petroamazonas, 4.625%, 2/16/2020 (n)	$5,772,000	$5,594,222
Republic of Ecuador, 10.75%, 3/28/2022 (n)	1,697,000	1,917,610
Republic of Ecuador, 10.75%, 3/28/2022	10,893,000	12,309,095
Republic of Ecuador, 8.75%, 6/02/2023	4,100,000	4,300,900
Republic of Ecuador, 7.95%, 6/20/2024	8,702,000	8,789,020
Republic of Ecuador, 9.65%, 12/13/2026	5,700,000	6,184,500
Republic of Ecuador, 9.625%, 6/02/2027	6,100,000	6,557,500
Republic of Ecuador, 8.875%, 10/23/2027 (z)	40,986,000	41,933,227

		$87,586,074
Egypt - 1.0%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)	$19,858,000	$20,706,413
Arab Republic of Egypt, 6.125%, 1/31/2022	8,500,000	8,863,159
Arab Republic of Egypt, 7.5%, 1/31/2027	17,263,000	19,137,589
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)	11,305,000	12,786,769

		$61,493,930
El Salvador - 1.1%
Republic of El Salvador, 7.75%, 1/24/2023	$379,000	$408,373
Republic of El Salvador, 5.875%, 1/30/2025	3,821,000	3,773,238
Republic of El Salvador, 6.375%, 1/18/2027	5,283,000	5,256,585
Republic of El Salvador, 8.625%, 2/28/2029	2,724,000	3,084,930
Republic of El Salvador, 8.25%, 4/10/2032	6,861,000	7,632,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
El Salvador - continued
Republic of El Salvador, 7.65%, 6/15/2035		$23,827,000	$24,839,648
Republic of El Salvador, 7.625%, 2/01/2041		26,567,000	27,696,098

			$72,691,735
Ethiopia - 0.3%
Federal Republic of Ethiopia, 6.625%, 12/11/2024		$18,274,000	$18,822,220

Ghana - 0.5%
Republic of Ghana, 10.75%, 10/14/2030		$22,304,000	$29,717,850

Guatemala - 0.6%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$17,981,000	$18,985,059
Comcel Trust, 6.875%, 2/06/2024 (n)		5,855,000	6,177,025
Energuate Trust, 5.875%, 5/03/2027 (n)		15,565,000	16,160,361

			$41,322,445
Honduras - 0.1%
Republic of Honduras, 6.25%, 1/19/2027 (n)		$5,987,000	$6,456,201

Hungary - 1.6%
Hungarian Development Bank, 6.25%, 10/21/2020		$16,472,000	$18,146,214
Hungarian Development Bank, 6.25%, 10/21/2020 (n)		11,785,000	12,982,827
Hungarian Export-Import Bank PLC, 4%, 1/30/2020		8,648,000	8,893,603
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018 (n)		1,540,000	1,555,178
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018		9,891,000	9,988,486
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)		6,399,000	6,580,732
Republic of Hungary, 5.375%, 2/21/2023		15,428,000	17,279,360
Republic of Hungary, 5.75%, 11/22/2023		10,602,000	12,186,002
Republic of Hungary, 7.625%, 3/29/2041		8,354,000	12,881,860

			$100,494,262
India - 4.8%
Adani Ports and Special Economic Zone Ltd., 4%, 7/30/2027 (n)		$17,384,000	$17,420,159
Adani Transmission Ltd., 4%, 8/03/2026 (n)		12,177,000	12,229,154
Adani Transmission Ltd., 4%, 8/03/2026		6,362,000	6,389,248
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		18,192,000	18,783,240
Azure Power Energy Ltd., 5.5%, 11/03/2022		300,000	309,750
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		16,594,000	17,296,839
Delhi International Airport, 6.125%, 10/31/2026 (n)		8,695,000	9,347,125
Export-Import Bank of India, 4%, 1/14/2023		11,184,000	11,703,653
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		17,136,000	16,982,787
Export-Import Bank of India, 3.375%, 8/05/2026		15,821,000	15,679,544
Government of India, 8.12%, 12/10/2020	INR	1,579,230,000	25,434,938
Government of India, 7.8%, 4/11/2021	INR	1,501,890,000	24,033,301
Government of India, 7.61%, 5/09/2030	INR	3,637,860,000	57,849,676
Greenko Dutch B.V., 4.875%, 7/24/2022 (n)		$8,859,000	9,014,741
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		25,499,000	25,913,359
NTPC Ltd., 7.375%, 8/10/2021	INR	10,000,000	156,970
NTPC Ltd., 7.25%, 5/03/2022	INR	870,000,000	13,577,191
NTPC Ltd., 4.375%, 11/26/2024		$8,055,000	8,573,766
NTPC Ltd., 4.25%, 2/26/2026		8,303,000	8,657,605
ONGC Videsh Ltd., 3.75%, 7/27/2026		6,318,000	6,339,108

			$305,692,154

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Indonesia - 6.3%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		$13,333,000	$13,499,663
Pertamina PT, 5.625%, 5/20/2043 (n)		2,955,000	3,237,081
Pertamina PT, 5.625%, 5/20/2043		12,159,000	13,319,686
Pertamina PT, 6.45%, 5/30/2044		6,432,000	7,760,542
Pertamina PT, 6.45%, 5/30/2044 (n)		3,692,000	4,454,590
PT ABM Investama Tbk, 7.125%, 8/01/2022 (n)		12,526,000	13,180,033
PT Perusahaan Listrik Negara, 5.25%, 10/24/2042		6,835,000	7,196,913
Republic of Indonesia, 3.7%, 1/08/2022 (n)		3,542,000	3,676,380
Republic of Indonesia, 3.75%, 4/25/2022 (n)		9,197,000	9,558,019
Republic of Indonesia, 3.75%, 4/25/2022		5,110,000	5,310,588
Republic of Indonesia, 7%, 5/15/2022	IDR	446,510,000,000	33,630,228
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$247,000	250,938
Republic of Indonesia, 3.375%, 4/15/2023		23,702,000	24,079,905
Republic of Indonesia, 5.375%, 10/17/2023		8,080,000	9,095,397
Republic of Indonesia, 5.375%, 10/17/2023 (n)		16,842,000	18,958,500
Republic of Indonesia, 5.875%, 1/15/2024		15,841,000	18,187,527
Republic of Indonesia, 5.875%, 1/15/2024 (n)		5,968,000	6,852,040
Republic of Indonesia, 4.125%, 1/15/2025 (n)		8,055,000	8,437,242
Republic of Indonesia, 4.125%, 1/15/2025		28,716,000	30,078,689
Republic of Indonesia, 4.75%, 1/08/2026 (n)		6,476,000	7,060,096
Republic of Indonesia, 4.75%, 1/08/2026		24,170,000	26,349,989
Republic of Indonesia, 4.35%, 1/08/2027 (n)		29,870,000	31,674,716
Republic of Indonesia, 4.35%, 1/08/2027		2,200,000	2,332,922
Republic of Indonesia, 7%, 5/15/2027	IDR	115,547,000,000	8,660,168
Republic of Indonesia, 7.5%, 8/15/2032	IDR	157,890,000,000	11,857,030
Republic of Indonesia, 5.25%, 1/17/2042		$10,924,000	12,232,083
Republic of Indonesia, 4.625%, 4/15/2043		12,003,000	12,471,009
Republic of Indonesia, 6.75%, 1/15/2044 (n)		5,379,000	7,221,458
Republic of Indonesia, 5.125%, 1/15/2045		2,600,000	2,885,145
Republic of Indonesia, 5.125%, 1/15/2045 (n)		10,237,000	11,359,702
Republic of Indonesia, 4.75%, 7/18/2047 (z)		17,102,000	18,099,953
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		23,541,000	23,990,068

			$406,958,300
Jamaica - 0.9%
Digicel Group Ltd., 6%, 4/15/2021		$7,095,000	$6,979,068
Digicel Group Ltd., 6%, 4/15/2021 (n)		2,538,000	2,496,529
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,153,000	1,138,080
Digicel Group Ltd., 6.75%, 3/01/2023		17,709,000	17,479,846
Government of Jamaica, 8%, 3/15/2039		8,461,000	10,555,098
Government of Jamaica, 7.875%, 7/28/2045		15,890,000	19,703,600

			$58,352,221
Jordan - 0.4%
Kingdom of Jordan, 6.125%, 1/29/2026		$8,572,000	$8,872,020
Kingdom of Jordan, 5.75%, 1/31/2027 (n)		3,925,000	3,925,000
Kingdom of Jordan, 7.375%, 10/10/2047 (n)		14,895,000	15,587,618

			$28,384,638
Kazakhstan - 3.6%
Development Bank of Kazakhstan, 4.125%, 12/10/2022 (n)		$8,189,000	$8,311,933
Development Bank of Kazakhstan, 4.125%, 12/10/2022		30,870,000	31,333,420
JSC Kazkommertsbank, 5.5%, 12/21/2022		27,197,000	27,027,019
KazAgro National Management Holding, 4.625%, 5/24/2023		37,177,000	37,558,436
KazMunayGas National Co., 5.75%, 4/19/2047 (n)		12,266,000	12,327,330

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Kazakhstan - continued
KazMunayGas National Co., 5.75%, 4/19/2047		$25,854,000	$25,983,270
KazTransGas JSC, 4.375%, 9/26/2027 (n)		20,704,000	20,445,200
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)		13,041,000	16,315,543
Republic of Kazakhstan, 6.5%, 7/21/2045		10,207,000	12,769,937
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		25,035,000	24,617,166
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		15,518,000	15,259,005

			$231,948,259
Kuwait - 0.2%
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		$15,320,000	$15,741,300

Macau - 0.2%
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		$12,503,000	$12,668,290

Malaysia - 0.7%
Government of Malaysia, 3.58%, 9/28/2018	MYR	177,088,000	$42,031,409

Mexico - 5.8%
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FLR to 8/11/2026 (n)		$14,066,000	$13,995,670
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019		9,930,000	10,836,609
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		2,895,000	2,981,850
Elementia S.A. de C.V., 5.5%, 1/15/2025		5,694,000	5,864,820
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		11,858,000	2,993,487
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		17,860,000	4,438,121
Gruma S.A.B. de C.V., 4.875%, 12/01/2024		2,912,000	3,137,680
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		12,555,000	12,900,263
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		3,865,000	3,971,288
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		13,860,000	14,195,412
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022		1,744,000	1,843,408
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		10,565,000	11,167,205
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)		4,664,000	4,674,146
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025		6,905,000	6,920,020
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044		6,102,000	6,309,468
Mexico City’s Airport Trust, 5.5%, 7/31/2047 (n)		28,716,000	28,443,198
Petroleos Mexicanos, 4.625%, 9/21/2023		5,692,000	5,820,070
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		3,592,000	3,922,464
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		18,647,000	20,362,524
Petroleos Mexicanos, 5.5%, 6/27/2044		6,500,000	5,872,100
Petroleos Mexicanos, 5.625%, 1/23/2046		15,826,000	14,348,643
Petroleos Mexicanos, 6.75%, 9/21/2047 (n)		5,510,000	5,679,157
Petroleos Mexicanos, FLR, 4.967% (LIBOR-3mo. + 3.65%), 3/11/2022 (n)		22,430,000	24,448,700
Petroleos Mexicanos, FLR, 3.373% (U.S. LIBOR-3mo. + 2.02%), 7/18/2018		15,288,000	15,402,660
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	275,770,000	14,059,390
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026		$550,000	550,000
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026 (n)		10,302,000	10,302,000
United Mexican States, 6.5%, 6/09/2022	MXN	539,670,000	27,535,014
United Mexican States, 4.35%, 1/15/2047		$15,832,000	14,905,828
United Mexican States, 4%, 10/02/2023		27,708,000	29,024,130
United Mexican States, 4.15%, 3/28/2027		36,019,000	37,441,751
United Mexican States, 4.75%, 3/08/2044		5,966,000	5,948,102

			$370,295,178
Mongolia - 0.3%
Republic of Mongolia, 5.625%, 5/01/2023 (z)		$7,009,000	$7,036,924
Republic of Mongolia, 8.75%, 3/09/2024 (n)		11,270,000	12,948,599

			$19,985,523

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Morocco - 0.9%
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025		$7,331,000	$7,324,901
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)		18,824,000	18,808,338
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044		8,749,000	9,863,623
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		17,420,000	19,639,308

			$55,636,170
Nigeria - 0.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		$7,872,069	$1,417
Afren PLC, 10.25%, 4/08/2019 (a)(d)		390,334	70
Afren PLC, 6.625%, 12/09/2020 (a)(d)(n)		3,765,751	678

			$2,165
Panama - 0.6%
Autoridad del Canal de Panama, 4.95%, 7/29/2035		$3,116,000	$3,495,373
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		12,229,000	13,717,881
Panama Canal Railway Co., 7%, 11/01/2026 (n)		910,095	928,297
Panama Canal Railway Co., 7%, 11/01/2026		3,927,663	4,006,216
Republic of Panama, 9.375%, 4/01/2029		5,998,000	9,011,995
Republic of Panama, 6.7%, 1/26/2036		3,561,000	4,700,520

			$35,860,282
Paraguay - 0.9%
Republic of Paraguay, 4.625%, 1/25/2023		$1,807,000	$1,922,196
Republic of Paraguay, 4.625%, 1/25/2023 (n)		3,539,000	3,764,611
Republic of Paraguay, 5%, 4/15/2026 (n)		5,470,000	5,893,925
Republic of Paraguay, 4.7%, 3/27/2027 (n)		4,760,000	4,998,000
Republic of Paraguay, 6.1%, 8/11/2044		17,062,000	19,493,335
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		11,467,000	11,788,764
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		6,777,000	6,967,163

			$54,827,994
Peru - 4.7%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	57,374,000	$17,638,609
Bonos de Tesoreria, 8.2%, 8/12/2026	PEN	33,170,000	12,507,605
Bonos de Tesoreria, 6.35%, 8/12/2028	PEN	67,938,000	22,451,456
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)		$19,632,000	19,533,840
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,785,000	1,999,200
Corporacion Lindley S.A., 6.75%, 11/23/2021		2,884,000	3,230,080
El Fondo Mivivienda S.A., 7%, 2/14/2024	PEN	55,654,000	17,977,757
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		$17,810,000	18,522,400
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024 (n)		117,737	134,809
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		1,934,051	2,214,488
Inkia Energy Ltd., 8.375%, 4/04/2021		14,664,000	15,063,594
Kallpa Generacion S.A., 4.875%, 5/24/2026 (n)		9,477,000	10,021,928
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		10,400,000	11,453,000
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		6,100,000	6,717,625
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		36,387,000	37,194,791
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		22,467,000	23,646,518
Petroleos del Peru S.A., 5.625%, 6/19/2047		21,989,000	23,143,423
Republic of Peru, 6.35%, 8/12/2028	PEN	18,026,000	5,957,048
Republic of Peru, 6.9%, 8/12/2037	PEN	38,026,000	12,856,309
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$18,807,000	19,021,400
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		7,810,000	8,054,063
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		4,042,000	4,248,142
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021		9,894,000	10,398,594

			$303,986,679

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Poland - 0.2%
Republic of Poland, 5.125%, 4/21/2021		$3,323,000	$3,627,958
Republic of Poland, FLR, 1.81% (WIBOR-6mo.), 1/25/2018	PLN	41,244,000	11,344,522

			$14,972,480
Republic of Belarus - 0.6%
Evrotorg LLC, 8.75%, 10/30/2022 (z)		$15,415,000	$15,543,253
Republic of Belarus, 6.875%, 2/28/2023 (n)		8,922,000	9,481,409
Republic of Belarus, 7.625%, 6/29/2027 (n)		12,495,000	13,775,738

			$38,800,400
Romania - 0.2%
Republic of Romania, 2.375%, 4/19/2027 (n)	EUR	4,200,000	$4,969,667
Republic of Romania, 3.875%, 10/29/2035 (n)	EUR	2,996,000	3,767,929
Republic of Romania, 3.875%, 10/29/2035	EUR	4,671,000	5,874,497

			$14,612,093
Russia - 6.5%
Borets Finance Ltd., 6.5%, 4/07/2022 (n)		$9,042,000	$9,635,065
Gaz Capital S.A., 4.95%, 3/23/2027 (n)		15,467,000	15,837,991
Gaz Capital S.A., 4.95%, 3/23/2027		10,600,000	10,854,252
Gaz Capital S.A., 4.95%, 2/06/2028		27,321,000	27,962,279
Gaz Capital S.A., 7.288%, 8/16/2037		18,256,000	22,141,242
Polyus Gold International Ltd., 5.25%, 2/07/2023 (n)		10,988,000	11,516,523
Polyus Gold International Ltd., 5.25%, 2/07/2023		4,084,000	4,280,430
Russian Federation, 5%, 4/29/2020 (n)		18,100,000	19,140,678
Russian Federation, 5%, 4/29/2020		25,700,000	27,177,647
Russian Federation, 4.5%, 4/04/2022		56,000,000	59,705,510
Russian Federation, 4.875%, 9/16/2023 (n)		9,800,000	10,659,617
Russian Federation, 4.875%, 9/16/2023		24,400,000	26,540,270
Russian Federation, 4.75%, 5/27/2026		11,800,000	12,455,608
Russian Federation, 4.25%, 6/23/2027 (n)		44,800,000	45,658,816
Russian Federation, 4.25%, 6/23/2027		9,200,000	9,376,364
Russian Federation, 5.625%, 4/04/2042		9,800,000	10,808,616
Russian Federation, 5.25%, 6/23/2047 (n)		38,600,000	39,516,750
Russian Federation, 5.25%, 6/23/2047		23,800,000	24,365,250
SB Capital S.A., 5.125%, 10/29/2022		5,681,000	5,930,964
VimpelCom Holdings B.V., 3.95%, 6/16/2021 (n)		8,414,000	8,457,753
VimpelCom Holdings B.V., 4.95%, 6/16/2024 (n)		12,089,000	12,370,190
VTB Capital S.A., 6.95%, 10/17/2022		5,153,000	5,602,445

			$419,994,260
Rwanda - 0.2%
Republic of Rwanda, 6.625%, 5/02/2023		$11,513,000	$11,945,566

Saudi Arabia - 1.3%
Kingdom of Saudi Arabia, 2.875%, 3/04/2023 (n)		$19,017,000	$18,940,932
Kingdom of Saudi Arabia, 3.625%, 3/04/2028 (n)		28,195,000	27,983,538
Kingdom of Saudi Arabia, 4.625%, 10/04/2047 (n)		32,980,000	33,754,238

			$80,678,708
Senegal - 0.2%
Republic of Senegal, 6.25%, 5/23/2033 (n)		$14,128,000	$14,603,407
Republic of Senegal, 6.25%, 5/23/2033		300,000	310,095

			$14,913,502
Serbia - 0.3%
Republic of Serbia, 6.75%, 11/01/2024		$19,886,694	$20,234,711

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Slovenia - 0.2%
United Group B.V., 4.875%, 7/01/2024 (n)	EUR	12,830,000	$15,664,771

South Africa - 0.7%
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		$15,138,000	$15,032,034
Republic of South Africa, 4.3%, 10/12/2028		20,694,000	19,141,950
Republic of South Africa, 5.65%, 9/27/2047		9,848,000	9,440,293

			$43,614,277
Sri Lanka - 2.5%
Republic of Sri Lanka, 6.25%, 10/04/2020		$7,572,000	$8,084,253
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		1,977,000	2,110,746
Republic of Sri Lanka, 6.25%, 7/27/2021		12,034,000	12,966,635
Republic of Sri Lanka, 5.875%, 7/25/2022		12,924,000	13,796,370
Republic of Sri Lanka, 6.125%, 6/03/2025		16,135,000	17,217,626
Republic of Sri Lanka, 6.85%, 11/03/2025 (n)		1,578,000	1,751,556
Republic of Sri Lanka, 6.85%, 11/03/2025		27,278,000	30,278,171
Republic of Sri Lanka, 6.825%, 7/18/2026 (n)		4,304,000	4,772,482
Republic of Sri Lanka, 6.825%, 7/18/2026		31,380,000	34,795,650
Republic of Sri Lanka, 6.2%, 5/11/2027 (n)		21,053,000	22,374,034
Republic of Sri Lanka, 6.2%, 5/11/2027		13,658,000	14,515,012

			$162,662,535
Supranational - 0.3%
Banque Ouest Africaine de Developpement, 5%, 7/27/2027 (n)		$19,056,000	$19,818,240

Trinidad & Tobago - 0.4%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		$3,502,000	$3,563,285
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		17,664,000	18,679,680

			$22,242,965
Turkey - 5.5%
Export Credit Bank of Turkey A.S., 5.875%, 4/24/2019		$6,350,000	$6,541,326
Export Credit Bank of Turkey A.S., 5%, 9/23/2021		10,774,000	10,886,610
Republic of Turkey, 7.5%, 11/07/2019		16,475,000	17,826,444
Republic of Turkey, 7%, 6/05/2020		23,058,000	24,972,275
Republic of Turkey, 5.625%, 3/30/2021		15,893,000	16,752,335
Republic of Turkey, 5.125%, 3/25/2022		8,876,000	9,207,714
Republic of Turkey, 6.25%, 9/26/2022		9,472,000	10,279,924
Republic of Turkey, 3.25%, 3/23/2023		23,595,000	22,246,782
Republic of Turkey, 5.75%, 3/22/2024		26,738,000	28,155,542
Republic of Turkey, 3.25%, 6/14/2025	EUR	10,562,000	12,309,292
Republic of Turkey, 4.25%, 4/14/2026		$25,672,000	24,247,204
Republic of Turkey, 4.875%, 10/09/2026		39,069,000	38,152,129
Republic of Turkey, 6%, 3/25/2027		55,849,000	58,820,167
Republic of Turkey, 6.875%, 3/17/2036		4,517,000	4,974,662
Republic of Turkey, 4.875%, 4/16/2043		10,720,000	9,243,920
Republic of Turkey, 6.625%, 2/17/2045		30,939,000	33,043,595
Republic of Turkey, 5.75%, 5/11/2047		29,200,000	27,827,600

			$355,487,521
Ukraine - 4.3%
Biz Finance PLC, 9.625%, 4/27/2022		$14,090,000	$15,218,327
Biz Finance PLC, 9.75%, 1/22/2025		19,157,000	20,890,709
Government of Ukraine, 7.75%, 9/01/2021		45,136,000	48,184,485
Government of Ukraine, 7.75%, 9/01/2022		51,435,000	54,968,893
Government of Ukraine, 7.75%, 9/01/2022 (n)		4,253,000	4,545,207
Government of Ukraine, 7.75%, 9/01/2023		19,682,000	20,888,310
Government of Ukraine, 7.75%, 9/01/2024		18,728,000	19,630,615

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Ukraine - continued
Government of Ukraine, 7.75%, 9/01/2025		$12,513,000	$13,014,021
Government of Ukraine, 7.75%, 9/01/2026		19,186,000	19,781,917
Government of Ukraine, 7.75%, 9/01/2027		6,809,000	7,013,801
Government of Ukraine, 7.375%, 9/25/2032 (n)		14,093,000	13,893,894
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023		16,490,000	17,622,863
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		19,453,000	20,960,763

			$276,613,805
United Arab Emirates - 1.1%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029 (n)		$9,611,000	$9,611,000
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		28,134,000	28,747,715
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		10,726,000	10,591,410
Emirate of Abu Dhabi, 4.125%, 10/11/2047 (n)		6,516,000	6,457,356
Topaz Marine S.A., 9.125%, 7/26/2022 (n)		11,906,000	12,025,370
Topaz Marine S.A., 9.125%, 7/26/2022		4,893,000	4,942,057

			$72,374,908
United States - 0.6%
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024		$6,621,000	$6,505,133
U.S. Treasury Bonds, 2.5%, 2/15/2046		23,356,000	21,658,123
U.S. Treasury Notes, 2.25%, 8/15/2027 (f)		12,245,000	12,110,114

			$40,273,370
Uruguay - 0.9%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		$12,135,000	$11,892,300
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		5,943,000	5,824,140
Oriental Republic of Uruguay, 9.875%, 6/20/2022	UYU	83,861,000	3,059,768
Oriental Republic of Uruguay, 4.375%, 10/27/2027		$7,883,716	8,522,297
Oriental Republic of Uruguay, 5.1%, 6/18/2050		12,029,000	12,901,103
Republic of Uruguay, 4.375%, 12/15/2028	UYU	429,954,231	17,174,211

			$59,373,819
Venezuela - 1.4%
Petroleos de Venezuela S.A., 6%, 11/15/2026		$35,932,000	$9,971,130
Petroleos de Venezuela S.A., 5.375%, 4/12/2027 (d)		37,876,000	10,946,164
Petroleos de Venezuela S.A., 6%, 5/16/2024		35,970,200	10,161,582
Republic of Venezuela, 7.65%, 4/21/2025 (d)		47,018,000	15,633,480
Republic of Venezuela, 9.25%, 9/15/2027		14,665,000	5,389,388
Republic of Venezuela, 9.375%, 1/13/2034		5,866,000	1,979,775
Republic of Venezuela, 7%, 3/31/2038		105,363,500	34,243,138

			$88,324,657
Zambia - 0.5%
First Quantum Minerals Ltd., 7.25%, 5/15/2022		$7,603,000	$7,945,135
First Quantum Minerals Ltd., 7.5%, 4/01/2025 (n)		20,657,000	21,870,599
Republic of Zambia, 8.97%, 7/30/2027		3,535,000	3,853,857

			$33,669,591
Total Bonds			$5,607,336,491

Common Stocks - 0.1%
Energy - Independent - 0.1%
Frontera Energy Corp.		127,174	$3,802,274

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 12.7%
Money Market Funds - 12.7%
MFS Institutional Money Market Portfolio, 0.13% (v)	817,512,778	$817,512,778

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.0%
KRW Currency - January 2018 @ $0.0008	Put	Exchange traded	$67,614,600	KRW 75,600,567,000	$378,003
U.S. Treasury Bond 30 yr Futures - November 2017 @ $155	Call	Merrill Lynch International	62,664,656	411	134,859
Total Purchased Options					$512,862
Other Assets, Less Liabilities - 0.0%					1,670,651
Net Assets - 100.0%					$6,430,835,056

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $817,512,778 and $5,611,651,627, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,049,780,539, representing 31.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025	10/18/17	$17,038,375	$17,080,770
Empresas Publicas de Medellin, 8.375%, 11/08/2027	10/31/17	12,727,145	12,727,145
Evrotorg LLC, 8.75%, 10/30/2022	10/18/17-10/19/17	15,505,937	15,543,253
Republic of Ecuador, 8.875%, 10/23/2027	10/18/17-10/27/17	41,112,023	41,933,227
Republic of Indonesia, 4.75%, 7/18/2047	7/11/17-8/07/17	16,991,805	18,099,953
Republic of Mongolia, 5.625%, 5/01/2023	10/25/17	7,009,000	7,036,924
S.A.C.I. Falabella, 3.75%, 10/30/2027	10/23/17	14,244,118	14,032,200
Total Restricted Securities			$126,453,472
% of Net assets			2.0%

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah

Portfolio of Investments (unaudited) – continued

INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

Derivative Contracts at 10/31/17

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CNH	131,988,000	USD	18,876,321	HSBC Bank	11/14/2017	$1,009,745
CNH	75,092,000	USD	10,713,195	HSBC Bank	12/11/2017	581,081
CZK	469,053,000	USD	21,184,911	Deutsche Bank AG	12/4/2017	139,024
CZK	228,632,000	USD	10,349,601	Goldman Sachs International	12/4/2017	44,393
IDR	49,670,435,182	USD	3,650,896	Merrill Lynch International	11/30/2017	3,309
INR	861,412,791	USD	13,255,998	Barclays Bank PLC	11/1/2017	43,310
USD	19,456,336	INR	1,251,528,791	Barclays Bank PLC	11/1/2017	134,047
USD	16,221,552	EUR	13,782,586	Goldman Sachs International	12/4/2017	140,314
USD	21,538,524	BRL	69,697,118	JPMorgan Chase Bank N.A.	12/4/2017	319,808
USD	73,718,338	EUR	62,134,000	JPMorgan Chase Bank N.A.	1/12/2018	1,035,691
USD	42,667,850	MXN	810,719,019	JPMorgan Chase Bank N.A.	1/12/2018	885,748
USD	1,167,601	PLN	4,206,000	JPMorgan Chase Bank N.A.	1/12/2018	11,523
USD	42,740,086	TRY	163,207,000	JPMorgan Chase Bank N.A.	1/12/2018	610,735
USD	18,193,044	BRL	58,846,939	Morgan Stanley Capital Services, Inc.	12/4/2017	277,575

						$5,236,303

Liability Derivatives
BRL	40,547,000	USD	12,750,629	JPMorgan Chase Bank N.A.	12/4/2017	$(406,427)
BRL	20,537,000	USD	6,445,609	Morgan Stanley Capital Services, Inc.	12/4/2017	(193,288)
CZK	471,959,000	USD	21,650,489	JPMorgan Chase Bank N.A.	12/4/2017	(194,442)
IDR	90,764,356,965	USD	6,680,509	JPMorgan Chase Bank N.A.	11/30/2017	(3,065)
INR	390,116,000	USD	6,082,258	Barclays Bank PLC	11/1/2017	(59,277)
INR	81,441,000	USD	1,264,474	JPMorgan Chase Bank N.A.	11/1/2017	(7,111)
INR	415,465,000	USD	6,402,604	JPMorgan Chase Bank N.A.	12/4/2017	(14,398)
KRW	9,760,921,000	USD	8,736,247	JPMorgan Chase Bank N.A.	11/15/2017	(23,345)
KRW	18,127,425,000	USD	16,225,039	JPMorgan Chase Bank N.A.	11/24/2017	(43,364)
MXN	241,039,376	USD	12,583,297	JPMorgan Chase Bank N.A.	1/12/2018	(160,828)
PEN	2,059,850	USD	635,854	JPMorgan Chase Bank N.A.	11/24/2017	(2,774)
RUB	547,545,000	USD	9,481,892	Barclays Bank PLC	11/8/2017	(128,591)
RUB	572,307,000	USD	9,768,587	Barclays Bank PLC	11/29/2017	(24,290)
RUB	73,132,000	USD	1,246,922	BNP Paribas S.A	11/29/2017	(1,752)
RUB	1,063,024,000	USD	18,356,573	JPMorgan Chase Bank N.A.	11/8/2017	(197,732)
RUB	827,848,000	USD	14,114,367	JPMorgan Chase Bank N.A.	11/29/2017	(19,141)
RUB	198,339,000	USD	3,380,586	Morgan Stanley Capital Services, Inc.	11/29/2017	(3,598)
TRY	10,538,000	USD	2,793,410	Barclays Bank PLC	1/12/2018	(73,189)
TRY	6,550,000	USD	1,738,104	Deutsche Bank AG	1/12/2018	(47,323)
TRY	206,234,000	USD	54,654,688	JPMorgan Chase Bank N.A.	1/12/2018	(1,418,585)
USD	8,706,496	KRW	9,913,826,000	Barclays Bank PLC	11/15/2017	(142,893)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	11,959,914	INR	779,971,791	Barclays Bank PLC	11/30/2017	$(39,015)
USD	5,961,972	CNH	41,546,000	HSBC Bank	11/14/2017	(297,586)
USD	1,254,216	INR	81,441,000	JPMorgan Chase Bank N.A.	11/1/2017	(3,148)
USD	12,981,484	CNH	90,442,000	JPMorgan Chase Bank N.A.	11/14/2017	(645,025)
USD	15,870,560	KRW	17,974,520,000	JPMorgan Chase Bank N.A.	11/24/2017	(174,623)
USD	24,430,626	IDR	333,160,447,000	JPMorgan Chase Bank N.A.	11/30/2017	(79,658)
USD	10,534,053	CNH	75,092,000	JPMorgan Chase Bank N.A.	12/11/2017	(760,223)
USD	10,444,945	EUR	8,955,000	JPMorgan Chase Bank N.A.	1/12/2018	(30,368)
USD	9,489,375	INR	622,076,000	JPMorgan Chase Bank N.A.	1/30/2018	(10,431)

						$(5,205,490)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	196	$37,157,534	December - 2017	$(25,570)
Euro-OAT 10 yr	Short	EUR	75	13,756,290	December - 2017	(77,011)
U.S. Treasury Ultra Bond	Long	USD	214	35,263,188	December - 2017	(710,473)
U.S. Treasury Bond 30 yr	Long	USD	413	62,969,594	December - 2017	(1,251,094)

						$(2,064,148)

Uncleared Swap Agreements

Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value	Net Unamortized Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
Credit Default Swap Agreements
12/20/22	USD	19,465,000	Barclays Bank PLC	(1)	1.00% / quarterly	$748,448	$738,105	$10,343
12/20/22	USD	5,416,000	Goldman Sachs International	(1)	1.00% / quarterly	208,251	205,373	2,878

						$956,699	$943,478	$13,221

Liability Derivatives
Credit Default Swap Agreements
12/20/22	USD	21,636,000	Barclays Bank PLC	(2)	1.00% / quarterly	$(311,073)	$(277,993)	$(33,080)

Cleared Swap Agreements
Asset Derivatives
Interest Rate Swap Agreements
6/06/22	CZK	694,289,000	centrally cleared	0.37% FLR (6-Month PRIBOR) / semi annually	0.815% / annually	$920,274	$—	$920,274

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Turkey, 11.875%, 1/15/30.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 7.125%, 4/16/19.

At October 31, 2017, the fund had cash collateral of $1,285,624 and other liquid securities with an aggregate value of $2,859,141 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,802,274	$—	$—	$3,802,274
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	134,859	33,768,237	—	33,903,096
Non-U.S. Sovereign Debt	—	4,486,187,208	—	4,486,187,208
Municipal Bonds	—	6,505,133	—	6,505,133
Foreign Bonds	—	1,080,875,913	—	1,080,875,913
Purchased Currency Options	—	378,003	—	378,003
Mutual Funds	817,512,778	—	—	817,512,778
Total	$821,449,911	$5,607,714,494	$—	$6,429,164,405

Other Financial Instruments
Futures Contracts – Liabilities	$(2,064,148)	$—	$—	$(2,064,148)
Swap Agreements – Assets	—	1,876,973	—	1,876,973
Swap Agreements – Liabilities	—	(311,073)	—	(311,073)
Forward Foreign Currency Exchange Contracts – Assets	—	5,236,303	—	5,236,303
Forward Foreign Currency Exchange Contracts – Liabilities	—	(5,205,490)	—	(5,205,490)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		551,854,875	767,488,969	(501,831,066)	817,512,778

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$3,207	$(3,207)	$—	$1,911,523	$817,512,778

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2017, are as follows:

United States	14.0%
Argentina	7.2%
Russia	6.6%
Indonesia	6.4%
Mexico	5.8%
Turkey	5.2%
India	4.9%
Peru	4.8%
Brazil	4.8%
Other Countries	40.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2017

*	Print name and title of each signing officer under his or her signature.